Commitments and Contingencies (Summary of Contractual Commitments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) MW	Dec. 31, 2022 CAD ($)
Recorded Unconditional Purchase Obligation [Line Items]
2024	$ 2,698
2025	1,217
2026	856
2027	747
2028	690
Thereafter	6,253
Contractual Commitments	12,461
Other commitments
Commitment	1,772	$ 2,273
Revenue, Remaining Performance Obligation, Amount	$ 488	$ 450
Nalcor Energy
Other commitments
Long-term Purchase Commitment, Period	50 years
Nalcor Energy | Equity contributions true ups
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Commitments	$ 240
SeaCoast Gas Transmission, LLC | PGS
Other commitments
Revenue, Remaining Performance Obligation, Amount	$ 134
Maritime Link Project
Other commitments
Long-term Purchase Commitment, Period	38 years
Maritime Link Project | NSPML
Other commitments
Approved base rate	$ 1,800
Maritime Link Project | NSPI
Other commitments
Commitment	$ 164
LIL
Other commitments
Capacity of electricity transmission project (MW) | MW	700
Transportation
Recorded Unconditional Purchase Obligation [Line Items]
2024	$ 696
2025	495
2026	405
2027	388
2028	338
Thereafter	2,597
Contractual Commitments	4,919
Purchased power
Recorded Unconditional Purchase Obligation [Line Items]
2024	274
2025	249
2026	263
2027	312
2028	312
Thereafter	3,435
Contractual Commitments	4,845
Fuel, gas supply and storage
Recorded Unconditional Purchase Obligation [Line Items]
2024	556
2025	215
2026	62
2027	0
2028	5
Thereafter	0
Contractual Commitments	838
Capital projects
Recorded Unconditional Purchase Obligation [Line Items]
2024	778
2025	111
2026	70
2027	1
2028	0
Thereafter	0
Contractual Commitments	960
Equity Method Investments
Recorded Unconditional Purchase Obligation [Line Items]
2024	240
2025	0
2026	0
2027	0
2028	0
Thereafter	0
Contractual Commitments	240
Other Commitment [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2024	154
2025	147
2026	56
2027	46
2028	35
Thereafter	221
Contractual Commitments	$ 659